UNITEDSTATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  06/30/2009

Check here if Amendment [  ]; Amendment Number:
   This Amendment (Check only one.):	[  ] is a restatement.
							[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		LaFleur & Godfrey, Inc.
Address:	2900 Charlevoix Drive
		Grand Rapids, MI  49546

Form 13F File Number:	28-12331

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements,

schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		James M. LaFleur
Title:		President
Phone:		616-942-1580

Signature, Place, and Date of Signing:

		James M LaFleur	Grand Rapids, Michigan	07/22/2009

Report Type (Check only one.):

[x]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting

	manager are reported in this report.)

[  ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALCON INC COM SHS              COM              H01301102     6829    58808 SH       Sole                    58808
ANADARKO PETE CORP COM         COM              032511107     1120    24677 SH       Sole                    24677
APACHE CORP                    COM              037411105     6850    94936 SH       Sole                    94936
BARRICK GOLD CORP              COM              067901108      951    28335 SH       Sole                    28335
BHP BILLITON LTD SPONSORED ADR COM              088606108     9944   181701 SH       Sole                   181701
C.H. ROBINSON WORLDWIDE INC    COM              12541W209     3840    73642 SH       Sole                    73642
CATERPILLAR INC                COM              149123101    12565   380308 SH       Sole                   380308
CHARLES RIV LABS INTL COM      COM              159864107      692    20500 SH       Sole                    20500
CHEVRONTEXACO CORP             COM              166764100     2353    35520 SH       Sole                    35520
CHURCH & DWIGHT INC COM        COM              171340102     4671    86004 SH       Sole                    86004
CONOCOPHILLIPS                 COM              20825C104    13128   312134 SH       Sole                   312134
COPART INC COM                 COM              217204106     5657   163155 SH       Sole                   163155
DENTSPLY INTL INC NEW          COM              249030107     4890   159950 SH       Sole                   159950
ECOLAB INC COM                 COM              278865100     4498   115359 SH       Sole                   115359
EMERSON ELECTRIC CO            COM              291011104     4567   140970 SH       Sole                   140970
EXXON  MOBIL CORP              COM              30231G102      504     7204 SH       Sole                     7204
FLIR SYSTEMS INC               COM              302445101     4206   186436 SH       Sole                   186436
FORTUNE BRANDS INC             COM              349631101     2739    78845 SH       Sole                    78845
GEN-PROBE INC NEW COM          COM              36866T103      919    21364 SH       Sole                    21364
GENERAL ELECTRIC CO            COM              369604103      456    38888 SH       Sole                    38888
GREIF INC CL A                 COM              397624107      591    13375 SH       Sole                    13375
HARRIS CORP                    COM              413875105     4860   171383 SH       Sole                   171383
HARRIS STRATEX NTWRKS CL A     COM              41457P106      272    41977 SH       Sole                    41977
HOLOGIC INC COM                COM              436440101     1879   131882 SH       Sole                   131882
IRON MOUNTAIN INC              COM              462846106     1661    57783 SH       Sole                    57783
JOHNSON & JOHNSON              COM              478160104     7659   134833 SH       Sole                   134833
KAYDON CORP                    COM              486587108     2733    83952 SH       Sole                    83952
L-3 COMMUNICATNS HLDGS COM     COM              502424104     1960    28244 SH       Sole                    28244
MEDTRONIC INC                  COM              585055106     7379   211506 SH       Sole                   211506
MONSANTO CO NEW                COM              61166W101    16722   224938 SH       Sole                   224938
NEWMONT MINING CORP            COM              651639106      222     5425 SH       Sole                     5425
NORTHERN TRUST CORP            COM              665859104      537    10000 SH       Sole                    10000
PAYCHEX INC                    COM              704326107     4180   165887 SH       Sole                   165887
PEPSICO INC                    COM              713448108     4327    78727 SH       Sole                    78727
PERRIGO CO                     COM              714290103     2066    74370 SH       Sole                    74370
PROCTER & GAMBLE CO            COM              742718109     4437    86837 SH       Sole                    86837
R.H. DONNELLEY CORP            COM              74955W307        1    12000 SH       Sole                    12000
RESMED INC COM                 COM              761152107     2946    72327 SH       Sole                    72327
SMITH INTL INC COM             COM              832110100      490    19033 SH       Sole                    19033
ST JUDE MEDICAL INC            COM              790849103     2020    49150 SH       Sole                    49150
STERICYCLE INC COM             COM              858912108     3251    63080 SH       Sole                    63080
STRYKER CORP                   COM              863667101     5499   138383 SH       Sole                   138383
TELEFLEX INC                   COM              879369106     3530    78735 SH       Sole                    78735
VARIAN MED SYS INC COM         COM              92220p105     9053   257624 SH       Sole                   257624
VCA ANTECH INC COM             COM              918194101     2499    93587 SH       Sole                    93587
WOODWARD GOVERNOR CO           COM              980745103     6152   310686 SH       Sole                   310686
XTO ENERGY INC COM             COM              98385X106    21189   555558 SH       Sole                   555558
I SHARES BARCLAYS 1-3 YR TREAS                  464287457    70266   839396 SH       Sole                   839396
SPDR GOLD TRUST                                 78463V107      696     7629 SH       Sole                     7629

FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	49

Form 13F Information Value Total:	280455 (x$1000)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.



NONE